Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at June 30, 2018.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(40,214)	0.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,761)	1.9
1,200,000	146,500	NIBOR	6.00%	7.72%	6,449	3.3
					(44,526)

Interest Rate Swap Agreements
As at June 30, 2018, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	60,000	(1,104)	0.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	137,500	(16,656)	10.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	37,490	(109)	3.1	2.8
U.S. Dollar-denominated interest rate swaps (iii) (iv)	LIBOR	345,878	(9,703)	2.6	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	95,333	513	0.5	1.7
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	189,506	6,111	8.5	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	217,621	(26,107)	2.4	3.1
			(47,055)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2018, ranged from 0.30% to 3.25%.

(ii)	Principal amount reduces semi-annually.

(iii)	These interest rate swaps are subject to mandatory early termination in 2020 and 2021 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)
Principal amount reduces monthly to 70.1 million Euros ($81.9 million) by the maturity dates of the swap agreements. Certain of these Euro-denominated interest rate swaps are subject to mandatory early termination in 2018 whereby the swaps will be settled based on their fair value at that time. Certain of these interest rate swaps were terminated in July 2018.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/Advances to affiliates $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2018
Interest rate swap agreements	156	874	5,666	(3,456)	(22,045)	(28,250)
Cross-currency swap agreements	—	—	7,212	(645)	(42,284)	(8,809)
Toledo Spirit time-charter derivative	150	2,180	—	—	—	—
	306	3,054	12,878	(4,101)	(64,329)	(37,059)
As at December 31, 2017
Interest rate swap agreements	—	108	1,130	(4,101)	(34,614)	(35,629)
Interest rate swaption agreements	—	—	—	—	(2)	—
Cross-currency swap agreements	—	—	5,042	(810)	(44,523)	(10,168)
Toledo Spirit time-charter derivative	678	970	—	—	—	—
	678	1,078	6,172	(4,911)	(79,139)	(45,797)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(1,798)	(16,566)	(18,364)	(2,084)	34,906	32,822
Cross-currency swap agreements termination	—	—	—	(25,733)	—	(25,733)
	(1,798)	(16,566)	(18,364)	(27,817)	34,906	7,089

	Six Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(3,182)	5,768	2,586	(5,621)	37,605	31,984
Cross-currency swap agreements termination	—	—	—	(25,733)	—	(25,733)
	(3,182)	5,768	2,586	(31,354)	37,605	6,251

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,310)	7,522	3,212	(4,610)	(1,866)	(6,476)
Interest rate swaption agreements	—	—	—	—	112	112
Interest rate swaption agreements termination	—	—	—	(1,005)	—	(1,005)
Toledo Spirit time-charter derivative	150	940	1,090	(135)	120	(15)
	(4,160)	8,462	4,302	(5,750)	(1,634)	(7,384)

	Six Months Ended June 30,
	2018			2017
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(8,788)	19,420	10,632	(9,285)	2,436	(6,849)
Interest rate swaption agreements	—	2	2	—	142	142
Interest rate swaption agreements termination	—	—	—	(610)	—	(610)
Toledo Spirit time-charter derivative	459	1,210	1,669	(120)	1,240	1,120
	(8,329)	20,632	12,303	(10,015)	3,818	(6,197)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2018				Three Months Ended June 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
1,534	2	—	Interest expense	(1,070)	—	(747)	Interest expense
1,534	2	—		(1,070)	—	(747)

Six Months Ended June 30, 2018				Six Months Ended June 30, 2017
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
5,090	(248)	740	Interest expense	(1,102)	—	(747)	Interest expense
5,090	(248)	740		(1,102)	—	(747)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (or OCI).

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges recorded in interest expense.